Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Company’s Liabilities that are Measured at Fair Value

The following table presents information about the Company’s liabilities that are measured at fair value as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The Company did not have derivative liabilities as of December 31, 2023.

Description:	Level	December 31, 2025	December 31, 2024
Derivative Liabilities:
Forward purchase agreement	3	$1,388,700	$6,404,100
Warrants – Series A	3	$3,383,900	$4,955,300
Warrants – Series C and D	3	$—	$13,913,250

Schedule of Fair Value Measurement of the FPA

The fair value measurement of the FPA at December 31, 2025 and 2024 was calculated using the following range of weighted average assumptions:

	December 31, 2025	December 31, 2024
Risk-free interest rate	3.48%	4.25%
Stock price	$7.09	$35.00
Expected life	1.1 years	2.1 years
Expected volatility of underlying stock	175.0%	105.0%
Dividends	0%	0%

Schedule of Determine the Fair Value

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants and Series B Warrants at the date of issuance on March 15, 2024, which included the following assumptions:

	Series A Warrants	Series B Warrants
Expected term (in years)	5.7 years	5.7 years
Stock price	$87.00	$87.00
Risk free rate	4.2%	4.2%
Expected volatility	82.5%	82.5%
Expected dividend rate	$0.00	$0.00
Exercise Price	$37.50	$0.01

The Company utilized a Black-Scholes model to determine the fair value of the Series A Warrants at December 31, 2025, which included the following assumptions:

Series A Warrants
Expected term	3.9 years
Stock price	$7.09
Risk free rate	3.6%
Expected volatility	165.0%
Expected dividend rate	$0.00
Exercise Price	$3.10

The Company utilized a Black-Scholes model to determine the fair value of the Series A Warrants at December 31, 2024, which included the following assumptions:

Series A Warrants
Expected term	4.9 years
Stock price	$35.00
Risk free rate	4.4%
Expected volatility	102.5%
Expected dividend rate	$0.00
Exercise Price	$16.37

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at the date of issuance on August 30, 2024, which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term	5.6 years	5.6 years
Stock price	$16.00	$16.00
Risk free rate	3.7%	3.7%
Expected volatility	105.0%	105.0%
Expected dividend rate	$0.00	$0.00
Exercise Price	$16.37	$0.0050

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at December 31, 2024, which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term (in years)	5.6 years	5.6 years
Stock price	$35.00	$35.00
Risk free rate	4.4%	4.4%
Expected volatility	102.5%	102.5%
Expected dividend rate	$0.00	$0.00
Exercise Price	$16.37	$0.0050

Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2025 and 2024.

Forward Purchase Agreement	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, February 2, 2024	20,889,950
Change in fair value	(14,485,850)
Balance, December 31, 2024	6,404,100
Change in fair value	(5,015,400)
Balance, December 31, 2025	1,388,700
Warrants – Series A and B	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, March 15, 2024	12,739,000
Change in fair value	(7,783,700)
Balance, December 31, 2024	4,955,300
Change in fair value	(1,571,400)
Balance, December 31, 2025	3,383,900
Warrants – Series C and D	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, August 30, 2024	9,654,800
Change in fair value	4,258,450
Balance, December 31, 2024	13,913,250
Change in fair value	(13,913,250)
Balance, December 31, 2025	—